Property and equipment, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Sub total	$ 230,228	$ 208,829
Less: accumulated depreciation	(97,565)	(81,002)
Total	132,663	127,827
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Sub total	75,812	49,151
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 154,416	$ 159,678